Revenue and expenses	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Revenue and expenses [Text Block]

5. Revenue and expenses

(a) Revenue

Hudbay's revenue by significant product types:

	Year ended December 31,
	2021	2020
Copper	$873,339	$563,910
Zinc	301,086	264,106
Gold	246,562	180,949
Silver	26,932	25,986
Molybdenum	37,487	25,627
Other	7,454	5,619
Revenue from contracts	1,492,860	1,066,197
Non-cash streaming arrangement items [1]
Amortization of deferred revenue - gold	37,788	27,854
Amortization of deferred revenue - silver	33,731	39,409
Amortization of deferred revenue - variable consideration adjustments - prior periods	1,617	6,668
	73,136	73,931
Pricing and volume adjustments [2]	(8,568)	9,178
	1,557,428	1,149,306
Treatment and refining charges	(55,430)	(56,888)
	$1,501,998	$1,092,418

[1] See note 17.

[2] Pricing and volume adjustments represent mark-to-market adjustments on initial estimate of provisionally priced sales, realized and unrealized changes to fair value for non-hedge derivative contracts and adjustments to originally invoiced weights and assays.

Consideration from the Company's stream agreements is considered variable (note 17). Gold and silver stream revenue can be subject to cumulative adjustments when the amount of precious metals to be delivered under the contract changes. As a result of changes in the Company's mineral reserve and resource estimate in the first quarter of 2021, the amortization rate by which deferred revenue is drawn down into income was adjusted and, as required, a catch up adjustment was made for all prior year stream revenues since the stream agreement inception date. This variable consideration adjustment resulted in an increase of revenue of $1,617 for the year ended December 31, 2021.

The variable consideration adjustment for the year ended December 31, 2020 resulted in an increase of revenue of $6,668. This increase in revenue was primarily the result of updates to the 777 mine plan resulting in the mining of fewer inferred resources than what was planned previously.

In the second quarter of 2021, the Company finalized an amendment with Wheaton Precious Metals ("Wheaton") related to the Peru stream agreement. The result of the amendment was a revision to the Peru gold and silver deferred revenue amortization rates and the related significant financing component. For further details refer to note 17.

(b) Mine operating costs

During the year ended December 31, 2021, Hudbay recognized a recovery of $1,446 in cost of sales related to adjustments of the carrying value of Peru inventories to net realizable value and a non-cash write-down of materials and supplies inventories of $5,445 (year ended December 31, 2020 - $2,302 net expense) (note 8).

In addition, the Company recognized a past service cost provision adjustment related to pensions for certain Manitoba employees of $4,989 (note 5e).

(c) Depreciation and amortization

Depreciation of PP&E and amortization of intangible assets are reflected in the consolidated income statements as follows:

	Year ended December 31,
	2021	2020
Cost of sales	$357,924	$361,827
Selling and administrative expenses	1,843	1,776
	$359,767	$363,603

Effective January 1, 2021, the Company made a change in estimate in Peru for certain mineral property PP&E assets to utilize contained metal in the depreciation calculation. This better reflects the systematic allocation of costs to inventory given the change in grade profile following the recently published NI 43-101. For the year ended December 31, 2021, depreciation expense is higher by $4,835, compared to the result under the previous depreciation calculation. Since the change is in response to an updated life-of-mine plan, it is being treated as a change in estimate and applied prospectively. Please see note 11 for further details.

(d) Share-based compensation expenses

Share-based compensation expenses are reflected in the consolidated income statements as follows:

	Cash-settled				Total share-based compensation expense
	RSUs	DSUs	PSUs	Stock options
Year ended December 31, 2021
Cost of sales	$1,347	$-	$-	$-	$1,347
Selling and administrative	3,668	1,459	3,382	1,919	10,428
Other expenses	370	-	-	-	370
	$5,385	$1,459	$3,382	$1,919	$12,145
Year ended December 31, 2020
Cost of sales	$1,400	$-	$-	$-	$1,400
Selling and administrative	4,872	5,149	1,987	$1,122	13,130
Other expenses	478	-	-	-	478
	$6,750	$5,149	$1,987	$1,122	$15,008

During the year ended December 31, 2021, the Company granted 509,385 stock options (year ended December 31, 2020 - 1,581,385). For further details on stock options, see note 23b.

(e) Employee benefits expense

This table presents employee benefit expense recognized in the consolidated income statements, including amounts transferred from inventory upon sale of goods:

	Year ended December 31,
	2021	2020
Current employee benefits	$205,402	$179,486
Share-based compensation (notes 5d, 18, 23)
Equity settled stock options	1,919	1,122
Cash-settled restricted share units	5,385	6,750
Cash-settled deferred share units	1,459	5,149
Cash-settled performance share units	3,382	1,987
Employee share purchase plan	1,933	1,783
Post-employee pension benefits
Defined benefit plans	11,433	11,671
Defined contribution plans	2,061	1,774
Past service costs (note 19)	4,989	-
Other post-retirement employee benefits	7,526	9,305
Termination benefits	470	582
	$245,959	$219,609

Manitoba has a profit sharing plan required by the collective bargaining agreement whereby 10% of Manitoba's after tax profit (excluding provisions or recoveries for deferred income tax and deferred mining tax) for any given fiscal year will be distributed to all eligible employees in the Flin Flon/Snow Lake operations, with the exception of executive officers and key management personnel.

Peru has a profit sharing plan required by Peruvian law whereby 8% of Peru's taxable income will be distributed to all employees within Peru's operations.

The Company has an employee share purchase plan for executives and other eligible employees where participants may contribute between 1% and 10% of their pre-tax base salary to acquire Hudbay shares. The Company makes a matching contribution of 75% of the participant's contribution.

See note 19 for a description of Hudbay's pension plans and note 20 for Hudbay's other employee benefit plans.

(f) Other expenses

	Year ended December 31,
	2021	2020
Regional costs	$3,652	$3,602
Loss on disposal of property, plant and equipment	7,038	5,088
Closure cost adjustment - non-producing properties	(4,602)	2,721
Allocation of community costs	1,768	2,880
Restructuring - Manitoba	6,947	-
Copper World Preliminary Economic Assessment ("PEA") study costs	12,555	-
Other	2,421	3,292
	$29,779	$17,583

Due to rising risk-free interest rates during the first quarter of 2021, the discount rates used in the normal course revaluation of the DRO increased correspondingly, resulting in a reduction in the associated liabilities. For certain closed sites with such reclamation obligations, the revaluation of the corresponding liability is recorded through the consolidated income statements, resulting in a gain of $4,602 for the year ended December 31, 2021.

During 2021, there were costs incurred related to the restructuring of the Manitoba operations in preparation for the closure of 777 mine of $6,947. These costs were primarily related to severance packages for unionized and certain salaried employees.

Copper World PEA study costs primarily relate to Copper World project costs that are not associated with Rosemont.

(g) Net finance expense

	Year ended December 31,
	2021	2020
Net interest expense on long-term debt
Interest expense on long-term debt	$74,748	$82,712
Accretion on streaming arrangements (note 17)
Additions	42,060	60,362
Variable consideration adjustments - prior periods	594	(3,692)
	42,654	56,670
Change in fair value of financial assets and liabilities at fair value through profit or loss
Embedded derivatives (note 16)	49,754	(45,387)
Gold prepayment liability	293	20,141
Investments	4,467	(4,124)
	54,514	(29,370)
Other net finance costs
Net foreign exchange losses (gains)	1,403	(1,644)
Accretion on community agreements measured at amortized cost	2,811	3,641
Accretion on environmental provisions	4,988	3,543
Withholding taxes	7,727	8,267
Premium paid on redemption of notes (note 16)	22,878	7,252
Write-down of unamortized transaction costs (note 16)	2,480	3,817
Other finance expense	7,813	8,826
Interest income	(997)	(1,812)
	49,103	31,890
Net finance expense	$221,019	$141,902

Other finance expense relates primarily to fees on Hudbay's revolving credit facilities and leases.

(h) Impairment - Environmental Obligation

During the third and fourth quarter of 2021, an impairment indicator was identified in relation to a revised Flin Flon closure plan. The revised closure plan, reflecting higher cost estimates, led to a large increase in the environmental obligation (note 18) and a corresponding increase to Flin Flon PP&E. The increase in Flin Flon PP&E prompted an impairment test of these assets since the Flin Flon operation is expected to close mid-2022. Hudbay recorded an impairment to PP&E by comparing the carrying value of the Flin Flon operation to its recoverable amount using the value-in-use method for future cash flows associated with the operation until closure. The value-in-use recoverable amount is considered a level 3 valuation method and incorporating assumptions for commodity prices, foreign exchange rates, remaining reserves, timing of extraction and operating costs. No discount rate was applied given the operating life of the asset is less than one year. This resulted in an impairment loss of $193,473 for the year ended December 31, 2021. Given the closure is expected to occur in less than 12 months, future adjustments to the Flin Flon environmental provision from fair value adjustments, or otherwise, may lead to future impairment tests of the Flin Flon operation and any resulting impairments or impairment reversals will be recognized in the consolidated income statements.